EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2019	Aug. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of joint ventures [line items]
Balance, beginning of year			$ 684	[1]	$ 509		$ 206
Investment			144		13		248
Share of net income			29		28		11
Share of other comprehensive income			81		168		54
Dividends received			(16)		(9)		(31)
Foreign exchange translation and other			15		(25)		21
Balance, end of year			937	[1]	684	[1]	509
Revenue			430		491		163
Net income			88		79		32
Share of net income			29		28		$ 11
Current assets			539		182
Property, plant and equipment, at fair value			5,912		2,788
Other assets			74		57
Current liabilities			536		93
Non-recourse borrowings			1,513		937
Other liabilities			$ 1,017		$ 38
Ownership interest	40.00%	31.00%
Bottom of range
Disclosure of joint ventures [line items]
Ownership interest			13.00%
Top of range
Disclosure of joint ventures [line items]
Ownership interest			60.00%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).